Annual Total Returns - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Electric Vehicles and Future Transportation ETF	Oct. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 05, 2021
Fidelity Electric Vehicles and Future Transportation ETF
Bar Chart Table:
Annual Return 2022	(44.20%)